Note 13 - Recent Accounting Pronouncements	3 Months Ended
Mar. 31, 2026
Disclosure Text Block [Abstract]
Recent Accounting Pronouncements

Note 13. Recent Accounting Pronouncements

Accounting Standard Updates that Became Effective in the Current Period

In September 2025, the FASB issued ASU 2025-07, Derivatives and Hedging (Topic 815) and Revenue from Contracts with Customers (Topic 606): Derivatives Scope Refinements and Scope Clarification for Share-Based Noncash Consideration from a Customer in a Revenue Contract. The ASU expands an existing scope exception under ASC 815 to exclude certain contracts with underlyings based on the operations or activities of one of the parties, such as contingent payments the Company will receive related to the permitting success of two open pits. The ASU is effective for annual periods beginning after December 15, 2026, including interim periods therein. We early adopted ASU 2025-07 in the current period on a prospective basis.

Accounting Standards Updates to Become Effective in Future Periods

In November 2024, the FASB issued ASU 2024-03, Income Statement - Reporting Comprehensive Income (Topic 220): Expense Disaggregation Disclosures, which includes amendments to require the disclosure of certain specific costs and expenses that are included in a relevant expense caption on the face of the income statement. Specific costs and expenses that would be required to be disclosed include: purchases of inventory, employee compensation, depreciation and intangible asset amortization. Additionally, a qualitative description of other items is required, equal to the difference between the relevant expense caption and the separately disclosed specific costs. The amendments in ASU 2024-03 are effective for fiscal years beginning after December 15, 2026, and for interim periods beginning after December 15, 2027, and are applied either prospectively or retrospectively at the option of the Company. We are evaluating the impact of the amendments on our consolidated financial statements and disclosures.